Other Liabilities - Summary Of Fair Value Changes in Investment Securities (Detail) - Related to investment securities held by insurance subsidiaries [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Fair Value Changes in Investment Securities [Line Items]
Fair value	$ 1,168	$ 1,043
Notional amount due at contractual maturity	1,594	1,529
Change in fair value recorded in the Consolidated Statement of Income	88	119
Change in fair value due to own credit risk recorded in OCI (before tax)	(12)	(12)
Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)	$ (46)	$ (33)